Equity (Details)								12 Months Ended
	Dec. 11, 2020 USD ($) $ / shares shares	Nov. 04, 2020 USD ($) $ / shares	Jul. 31, 2020 USD ($) $ / shares	May 06, 2020 USD ($) $ / shares	Feb. 26, 2020 USD ($) $ / shares	May 31, 2019 shares	May 22, 2019 USD ($) shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Equity [Abstract]
Share capital								$ 10,667,000	$ 10,160,000
Shares outstanding (in shares) | shares	5,069,200							106,670,866
Nominal value per share (in dollars per share) | $ / shares	$ 33							$ 0.10
Voting right per share | Vote								1
Purchse of ordinary shares (in shares) | shares	661,200
Gross proceeds	$ 167,000,000
Net proceeds	$ 161,000,000
Treasury shares held (in shares) | shares								0
Increase (decrease) in treasury shares (in shares) | shares								0
Reduction of share premium								$ (1,000,000,000)	0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date								Feb. 26, 2020
Dividend paid date								Mar. 23, 2020
Dividend declared and paid (in dollars per share) | $ / shares					$ 0.41
Dividends paid					$ 41,700,000
First Quarter [Member]
Equity [Abstract]
Dividend declaration date								May 06, 2020
Dividend paid date								Jun. 15, 2020
Dividend declared and paid (in dollars per share) | $ / shares				$ 0.41
Dividends paid				$ 41,700,000
Second Quarter [Member]
Equity [Abstract]
Dividend declaration date								Jul. 31, 2020
Dividend paid date								Sep. 15, 2020
Dividend declared and paid (in dollars per share) | $ / shares			$ 0.42
Dividends paid			$ 42,700,000
Third Quarter [Member]
Equity [Abstract]
Dividend declaration date								Nov. 04, 2020
Dividend paid date								Dec. 15, 2020
Dividend declared and paid (in dollars per share) | $ / shares		$ 0.42
Dividends paid		$ 42,700,000
Abengoa [Member]
Equity [Abstract]
Ownership interest										41.50%
Algonquin [Member]
Equity [Abstract]
Share capital							$ 30,000,000
Shares outstanding (in shares) | shares						2,000,000	1,384,402
Ownership interest	44.20%					44.20%	42.30%	44.20%
Purchse of ordinary shares (in shares) | shares	4,020,860
Gross proceeds	$ 133,000,000
Dividends paid to non-controlling interests								$ 14,700,000	25,600,000
Algerian Energy Company, SPA [Member]
Equity [Abstract]
Dividends paid to non-controlling interests								$ 5,600,000	$ 4,100,000